Series A Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Series A Preferred Stock

Note 9: Series A preferred stock

On October 28, 2024, the Company filed a Certificate of Designation, Preferences and Rights of the Series A Preferred Stock with the Nevada Secretary of State (the “Certificate of Designation”). The Company authorized 3,000,000 shares of Series A Preferred Stock, par value $0.01 per share. Each share of Series A Preferred Stock has a stated value equal to $25. The Series A Shares may be converted into shares of common stock by dividing the stated value by $4.00 (the “Conversion Price”). The Series A Shares may be converted at the option of the holder at any time, or mandatorily by the Company if certain conditions set forth in the Certificate of Designation are met. Unless prior conversion has occurred, shares of Series A Preferred Stock will be redeemed by the Company, using Common Stock, or cash, 1/36th of the remaining amounts monthly beginning in January 2025. The cash redemption shall be at 105% of the original price of Series A Preferred Stock (as adjusted) whereas Common Stock redemption shall be at a 10% discount to the average of the five lowest closing prices over a 30-trading day period. The Company intends to accrue the redemption shares monthly and issue any shares to be used thereunder quarterly to reduce its expense.

Holders of shares of the Series A Preferred Stock are not entitled to receive any dividends, and the security bears no interest.

The Series A Preferred Stock will rank, with respect to rights to the payment of dividends and the distribution of assets in the event of any liquidation, dissolution or winding up of the Company, (i) senior to all classes or series of the Company’s Common Stock, and to all other equity securities issued by the Company; and (ii) effectively junior to all existing and future indebtedness (including indebtedness convertible into our Common Stock or preferred stock) of the Company and to any indebtedness and other liabilities of (as well as any preferred equity interest held by others in) existing subsidiaries of the Company.

In addition to any other rights provided by law, except where the vote or written consent of the holders of a greater number of shares is required by law or by another provision of the Articles of Incorporation, without first obtaining the affirmative vote at a meeting duly called for such purpose or the written consent without a meeting of the majority of the outstanding Series A Preferred Stock, voting together as a single class, the Company shall not: (a) amend or repeal any provision of, or add any provision to, its Articles of Incorporation or bylaws, or file any certificate of designations or certificate of amendment, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series A Preferred Stock, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or by merger, consolidation or otherwise; or (b) without limiting the provisions of the Certificate of Designation, circumvent a right of the Series A Preferred Stock.

As a result of the mandatory redemption features requiring the Company to repay the Series A in either cash or shares of Common Stock of the Company, under ASC 480, the Company is required to record the full redemption value of the Series A preferred shares as a liability on the accompanying balance sheet. The Company has recorded the redemption value based on the 10% premium required if the Company were to repay in shares of Common Stock due to the current expected cash flows of the Company.

During the three months ended March 31, 2026, the Company redeemed 7,539 shares of Series A preferred for 2,228,148 shares of common stock with a fair value of $306,370, which resulted in a loss on settlement of $101,733. During the three months ended March 31, 2026, the Company recognized $225,751 in interest expense related to the accretion of the Series A preferred shares based on the change in fair value

The following table provides the maturities of Series A preferred stock redemptions at March 31, 2026:

Series A Preferred Stock
2026 (9 months remaining)	$9,242,699
2027	5,206,648
2028	5,347
2029	-
2030 and thereafter	-
Total future undiscounted redemption payments	14,454,694
Less: Interest	(783,600)
Present value of redemption payments	13,671,094
Current portion	(9,242,699)
Long term portion	$4,428,395

Note 12: Series A preferred stock

On October 28, 2024, the Company filed a Certificate of Designation, Preferences and Rights of the Series A Preferred Stock with the Nevada Secretary of State (the “Certificate of Designation”). The Company authorized 3,000,000 shares of Series A Preferred Stock, par value $0.01 per share. Each share of Series A Preferred Stock has a stated value equal to $25. The Series A Shares may be converted into shares of common stock by dividing the stated value by $4.00 (the “Conversion Price”). The Series A Shares may be converted at the option of the holder at any time, or mandatorily by the Company if certain conditions set forth in the Certificate of Designation are met. Unless prior conversion has occurred, shares of Series A Preferred Stock will be redeemed by the Company, using Common Stock, or cash, 1/36th of the remaining amounts monthly beginning in January 2025. The cash redemption shall be at 105% of the original price of Series A Preferred Stock (as adjusted) whereas Common Stock redemption shall be at a 10% discount to the average of the five lowest closing prices over a 30-trading day period. The Company intends to accrue the redemption shares monthly and issue any shares to be used thereunder quarterly to reduce its expense.

Holders of shares of the Series A Preferred Stock are not entitled to receive any dividends, and the security bears no interest.

The Series A Preferred Stock will rank, with respect to rights to the payment of dividends and the distribution of assets in the event of any liquidation, dissolution or winding up of the Company, (i) senior to all classes or series of the Company’s Common Stock, and to all other equity securities issued by the Company; and (ii) effectively junior to all existing and future indebtedness (including indebtedness convertible into our Common Stock or preferred stock) of the Company and to any indebtedness and other liabilities of (as well as any preferred equity interest held by others in) existing subsidiaries of the Company.

In addition to any other rights provided by law, except where the vote or written consent of the holders of a greater number of shares is required by law or by another provision of the Articles of Incorporation, without first obtaining the affirmative vote at a meeting duly called for such purpose or the written consent without a meeting of the majority of the outstanding Series A Preferred Stock, voting together as a single class, the Company shall not: (a) amend or repeal any provision of, or add any provision to, its Articles of Incorporation or bylaws, or file any certificate of designations or certificate of amendment, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series A Preferred Stock, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or by merger, consolidation or otherwise; or (b) without limiting the provisions of the Certificate of Designation, circumvent a right of the Series A Preferred Stock.

As a result of the mandatory redemption features requiring the Company to repay the Series A in either cash of shares of Common Stock of the Company, under ASC 480, the Company is required to record the full redemption value of the Series A preferred shares as a liability on the accompanying balance sheet. The Company has recorded the redemption value based on the 10% premium required if the Company were to repay in shares of Common Stock due to the current expected cash flows of the Company.

During the year ended December 31, 2025, the Company issued 5,000 shares of Series A preferred stock in exchange for $125,000 in cash proceeds.

During the year ended December 31, 2025, the Company redeemed 34,658 shares of Series A preferred for 3,794,802 shares of common stock with a fair value of $1,604,399, which resulted in a loss on settlement of $643,666. During the year ended December 31, 2025, the Company recognized $1,158,584 in interest expense related to the accretion of the Series A preferred shares based on the change in fair value. As of December 31, 2025, the Company has 533,340 shares of the Series A preferred shares outstanding.

The following table provides the maturities of Series A preferred stock redemptions at December 31, 2025:

Series A
Preferred Stock
2026	$9,447,335
2027	5,206,648
2028	5,347
2029	-
2030 and thereafter	-
Total future undiscounted redemption payments	14,659,330
Less: Interest	(1,009,351)
Present value of redemption payments	13,649,979
Current portion	(9,447,335)
Long term portion	$4,202,644